Annual Fund Operating Expenses	Aug. 01, 2025
Weitz Multisector Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Weitz Multisector Bond ETF | Weitz Multisector Bond ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Acquired Fund Fees and Expenses	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	0.65%
Weitz Core Plus Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Weitz Core Plus Bond ETF | Weitz Core Plus Bond ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.38%	[4]
Acquired Fund Fees and Expenses	0.00%	[4],[5]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.33%)	[6]
Net Expenses (as a percentage of Assets)	0.45%

[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Multisector Fund and is not a direct expense incurred by the Multisector Fund or deducted from the Multisector Fund assets.
[3]	Pursuant to an operating expense limitation agreement between Weitz Investment Management, Inc. (the “Adviser”) and the Trust, on behalf of the Multisector Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Multisector Fund to ensure that Total Annual Fund Operating Expenses for the Multisector Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.65% of the Multisector Fund’s average net assets through September 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Multisector Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[4]	Estimated for the current fiscal year.
[5]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Core Plus Fund and is not a direct expense incurred by the Core Plus Fund or deducted from the Core Plus Fund assets.
[6]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Core Plus Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Core Plus Fund to ensure that Total Annual Fund Operating Expenses for the Core Plus Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.45% of the Core Plus Fund’s average net assets through September 30, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Core Plus Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.